March 31, 2026
2026 Quarterly Report (Unaudited)

BlackRock Funds III
• BlackRock LifePath® Index 2050 Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
March 31, 2026
BlackRock LifePath® Index 2050 Fund
(Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value
Investment Companies(a)
Equity Funds — 93.5%
iShares Core MSCI Total International Stock ETF	46,480,786	$ 4,027,095,299
iShares FTSE NAREIT All Equity REITs Index Fund	31,898,988	306,868,260
Large Cap Index Master Portfolio	$5,688,334,352	5,688,334,352
Master Small Cap Index Series	$353,982,882	353,982,882
		10,376,280,793
Fixed-Income Funds — 6.5%
iShares 0-5 Year TIPS Bond ETF	10,608	1,097,185
iShares U.S. Intermediate Credit Bond Index Fund	2,193,269	22,173,954
iShares U.S. Intermediate Government Bond Index Fund	4,221,976	42,050,883
iShares U.S. Long Credit Bond Index Fund	46,637,344	415,072,360
iShares U.S. Long Government Bond Index Fund	5,500,854	42,081,533
iShares U.S. Securitized Bond Index Fund	19,932,854	191,953,384
		714,429,299

Security	Shares	Value
Money Market Funds — 0.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.62%(b)	20,915,906	$ 20,915,906
Total Investments — 100.2% (Cost: $7,057,053,797)		11,111,625,998
Liabilities in Excess of Other Assets — (0.2)%		(18,056,774)
Net Assets — 100.0%		$ 11,093,569,224

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/26	Shares/ Investment Value Held at 03/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$ —	$ 20,915,906 (a)	$ —	$ —	$ —	$ 20,915,906	20,915,906	$ 150,429	$ —
iShares 0-5 Year TIPS Bond ETF	—	1,097,270	—	—	(85)	1,097,185	10,608	—	—
iShares Core MSCI Total International Stock ETF	4,081,712,200	173,841,730	(343,913,506)	58,503,981	56,950,894	4,027,095,299	46,480,786	—	—
iShares FTSE NAREIT All Equity REITs Index Fund	306,111,371	6,247,598	(17,147,217)	(636,763)	12,293,271	306,868,260	31,898,988	—	—
iShares U.S. Intermediate Credit Bond Index Fund	16,509,162	6,120,993	(244,411)	(1,354)	(210,436)	22,173,954	2,193,269	185,926	—
iShares U.S. Intermediate Government Bond Index Fund	35,503,834	7,376,012	(557,425)	(2,005)	(269,533)	42,050,883	4,221,976	333,196	—
iShares U.S. Long Credit Bond Index Fund	434,473,141	20,128,165	(29,208,269)	(2,758,445)	(7,562,232)	415,072,360	46,637,344	5,906,846	—
iShares U.S. Long Government Bond Index Fund	37,716,448	5,473,942	(588,228)	(49,419)	(471,210)	42,081,533	5,500,854	453,163	—
iShares U.S. Securitized Bond Index Fund	186,513,914	9,038,424	(2,593,218)	(5,761)	(999,975)	191,953,384	19,932,854	1,798,975	—
Large Cap Index Master Portfolio	5,884,492,699	129,910,460 (a)(b)	—	92,034,676	(418,103,483)	5,688,334,352	$5,688,334,352	68,844,331	—
Master Small Cap Index Series	359,719,207	—	(4,495,420)(a)(b)	13,453,158	(14,694,063)	353,982,882	$353,982,882	4,558,172	—
				$ 160,538,068	$ (373,066,852)	$ 11,111,625,998		$ 82,231,038	$ —

(a)	Represents net amount purchased (sold).
(b)	Inclusive of income and expense allocated from the Master Portfolio.

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock LifePath® Index 2050 Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value (“NAV”) as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$ 4,333,963,559	$ —	$ —	$ 4,333,963,559
Fixed-Income Funds	714,429,299	—	—	714,429,299
Money Market Funds	20,915,906	—	—	20,915,906
	$5,069,308,764	$—	$—	5,069,308,764
Investments Valued at NAV(a)				6,042,317,234
				$ 11,111,625,998

(a)
Certain investments of the Fund were fair valued using NAV as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

Portfolio Abbreviation
ETF	Exchange-Traded Fund
FTSE	Financial Times Stock Exchange
MSCI	Morgan Stanley Capital International
Schedule of Investments